Long - Term Debt - Credit Facilities 6 (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 24, 2019 USD ($)	Sep. 19, 2019 USD ($)	Nov. 15, 2018 USD ($)
Line of Credit Facility [Line Items]
Outstanding amount	$ 844,996
Number of vessels owned	45
$80.0 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Oct. 03, 2018
Line of credit facility maximum borrowing capacity	$ 80,000
Outstanding amount		$ 75,500		$ 80,000
Line of Credit Facility, Expiration Date	Apr. 05, 2021
Line of Credit Facility, Periodic Payment	$ 1,500
Line of Credit Facility, Number of Repayment Installments	10
Line of Credit Facility, Frequency of Payments	quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 65,000
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
$80.0 Million Credit Agricole Credit Facility [Member] | For the first 6 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.00%
$80.0 Million Credit Agricole Credit Facility [Member] | For the following 12 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.25%
$80.0 Million Credit Agricole Credit Facility [Member] | Thereafter [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%
$80.0 Million Credit Agricole Credit Facility [Member] | Prior to Amendment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Jun. 30, 2020
Line of Credit Facility, Number of Repayment Installments	6
$38.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Oct. 03, 2018
Line of credit facility maximum borrowing capacity	$ 38,500
Outstanding amount			$ 38,500	$ 38,500
Line of Credit Facility, Expiration Date	Oct. 03, 2023
Line of Credit Facility, Number of Repayment Installments	1
Line of Credit Facility, Frequency of Payments	quarterly
Debt instrument, interest rate	10.00%
Number of vessels owned	3